Document and Entity Information	Mar. 14, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001406587
Document Type	8-K
Document Period End Date	Mar. 14, 2025
Entity Registrant Name	Forestar Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33662
Entity Tax Identification Number	26-1336998
Entity Address, Address Line One	2221 E. Lamar Blvd.
Entity Address, Address Line Two	Suite 790
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76006
City Area Code	(817)
Local Phone Number	769-1860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	FOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false